Derivative financial instruments	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Derivative financial instruments	17. Derivative financial instruments

Derivatives are financial instruments that derive their value from the price of an underlying item such as interest rates, foreign exchange rates, credit spreads, commodities, equities or other indices. In accordance with policies approved by the Board, derivatives are transacted generally to manage exposures to fluctuations in interest rates, foreign exchange rates and commodity prices. Our derivatives balances comprise two broad categories:
• financing derivatives – these are used to manage our exposure to interest rates and foreign exchange rates. Specifically, we use these derivatives to manage our financing portfolio, holdings in foreign operations and contractual operational cash flows; and
• commodity contract derivatives – these are used to manage exposure to price and supply risks related to our US customers and
UK business. Some forward contracts for the purchase of commodities meet the definition of derivatives. We also enter into derivative financial instruments linked to commodity prices, including options and swaps, which are used to manage market price volatility.

Derivatives are initially recognised at fair value and subsequently remeasured to fair value at each reporting date. Changes in fair values are recorded in the period they arise, in either the consolidated income statement or other comprehensive income. Where the gains or losses recorded in the income statement arise from changes in the fair value of derivatives to the extent that hedge accounting is not applied or is not fully effective, these are recorded as remeasurements, detailed in notes 5 and 6. Where the fair value of a derivative is positive it is carried as a derivative asset, and where negative as a derivative liability.
The fair value of derivative financial instruments is calculated by taking the present value of future cash flows, primarily incorporating market observable inputs where available. The various inputs include foreign exchange spot and forward rates, yield curves of the respective currencies, currency basis spreads between the respective currencies, interest rate and inflation curves, the forward rate curves of underlying commodities and, for those positions that are not fully cash collateralised, the credit quality of the counterparties.
Certain clauses embedded in non-derivative financial instruments or other contracts are presented as derivatives because they impact the risk profile of their host contracts and they are deemed to have risks or rewards not closely related to those host contracts.
Further information on how derivatives are valued and used for risk management purposes is presented in note 32. Information on commodity contracts and other commitments not meeting the definition of derivatives is presented in note 30.
The fair values of derivatives by category are as follows:

	2025			2024
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current	113	(381)	(268)	44	(335)	(291)
Non-current	369	(821)	(452)	324	(909)	(585)
	482	(1,202)	(720)	368	(1,244)	(876)

Financing derivatives	375	(1,138)	(763)	333	(1,126)	(793)
Commodity contract derivatives	107	(64)	43	35	(118)	(83)
	482	(1,202)	(720)	368	(1,244)	(876)
(a) Financing derivatives
The fair values of financing derivatives by type are as follows:

	2025			2024
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Interest rate swaps	98	(196)	(98)	43	(110)	(67)
Cross-currency interest rate swaps	193	(766)	(573)	234	(844)	(610)
Foreign exchange forward contracts¹	53	(81)	(28)	16	(68)	(52)
Inflation-linked swaps	31	(95)	(64)	40	(104)	(64)
	375	(1,138)	(763)	333	(1,126)	(793)
1.Included within the foreign exchange forward contracts balance are £45 million (2024: £36 million) of derivative liabilities in relation to the hedging of capital expenditure.
17. Derivative financial instruments continued
(a) Financing derivatives continued
The maturity profile of financing derivatives is as follows:

	2025			2024
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than 1 year	19	(355)	(336)	18	(249)	(231)
	19	(355)	(336)	18	(249)	(231)
Non-current
In 1 to 2 years	46	(61)	(15)	6	(80)	(74)
In 2 to 3 years	41	(77)	(36)	31	(44)	(13)
In 3 to 4 years	47	(73)	(26)	32	(74)	(42)
In 4 to 5 years	6	(25)	(19)	49	(83)	(34)
More than 5 years	216	(547)	(331)	197	(596)	(399)
	356	(783)	(427)	315	(877)	(562)
	375	(1,138)	(763)	333	(1,126)	(793)
The notional contract amounts of financing derivatives by type are as follows:

	2025	2024
	£m	£m
Interest rate swaps	(7,763)	(2,175)
Cross-currency interest rate swaps	(16,019)	(15,602)
Foreign exchange forward contracts	(7,761)	(7,675)
Inflation-linked swaps	(3,190)	(3,190)
	(34,733)	(28,642)
(b) Commodity contract derivatives
The fair values of commodity contract derivatives by type are as follows:

	2025			2024
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Commodity purchase contracts accounted for as derivative contracts
Forward purchases of gas	3	(7)	(4)	—	(3)	(3)
Derivative financial instruments linked to commodity prices
Electricity capacity	2	(17)	(15)	—	—	—
Electricity swaps	74	(38)	36	33	(82)	(49)
Electricity options	1	(1)	—	—	(1)	(1)
Gas swaps	15	(1)	14	2	(22)	(20)
Gas options	12	—	12	—	(10)	(10)
	107	(64)	43	35	(118)	(83)
17. Derivative financial instruments continued
(b) Commodity contract derivatives continued
The maturity profile of commodity contract derivatives is as follows:

	2025			2024
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than one year	94	(26)	68	26	(86)	(60)
	94	(26)	68	26	(86)	(60)
Non-current
In 1 to 2 years	12	(20)	(8)	3	(28)	(25)
In 2 to 3 years	1	(12)	(11)	5	(4)	1
In 3 to 4 years	—	(2)	(2)	1	—	1
In 4 to 5 years	—	(2)	(2)	—	—	—
More than 5 years	—	(2)	(2)	—	—	—
	13	(38)	(25)	9	(32)	(23)
	107	(64)	43	35	(118)	(83)
The notional quantities of commodity contract derivatives by type are as follows:

	2025	2024
Forward purchases of gas[1]	74m Dth	38m Dth
Electricity capacity	5 TWh	0 TWh
Electricity swaps	14,040 GWh	14,128 GWh
Gas swaps	30m Dth	44m Dth
Gas options	89m Dth	78m Dth
1.Forward gas purchases have terms up to three years (2024: one year). The contractual obligations under these contracts are £46 million (2024: £14 million).